SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 2-88373)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 103
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and
REGISTRATION STATEMENT
(NO. 811-03919)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 105
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VANGUARD STAR FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on February 27, 2025, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 103 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 105 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard STAR Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 27, 2025, the pending effective date of the Trust’s 102nd Post-Effective Amendment.

For background, Post-Effective Amendment No. 102 was filed under Rule 485(a)(1) on December 6, 2024, in connection with the changes to the asset allocation strategy of Vanguard STAR Fund, a series of the Trust that operates as a fund of funds, including changes to the allocations to underlying funds. Post-Effective Amendment No. 102 would have become effective on February 4, 2025.

This Post-Effective Amendment No. 103 incorporates by reference the information contained in Parts A, B, and C of Post- Effective Amendment No. 102 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 3rd day of February, 2025.

VANGUARD STAR FUNDS

BY: /s/ Salim Ramji*

Salim Ramji

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Salim Ramji*	Chief Executive Officer	February 3, 2025

Salim Ramji
/s/ Tara Bunch*	Trustee	February 3, 2025

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	February 3, 2025

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	February 3, 2025

F. Joseph Loughrey
/s/ Mark Loughridge*	Independent Chair	February 3, 2025

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	February 3, 2025

Scott C. Malpass
/s/ Lubos Pastor*	Trustee	February 3, 2025

Lubos Pastor
/s/ André F. Perold*	Trustee	February 3, 2025

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	February 3, 2025

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	February 3, 2025

Grant Reid
/s/ David Thomas*	Trustee	February 3, 2025

David Thomas
/s/ Peter F. Volanakis*	Trustee	February 3, 2025

Peter F. Volanakis
Signature	Title	Date
/s/ Christine Buchanan*	Chief Financial Officer	February 3, 2025

Christine Buchanan

*By: /s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on December 20, 2024 (see File Number 33-49023), and a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), each Incorporated by Reference.